Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2021
Registrant Name	Dreyfus Institutional Preferred Money Market Funds
Entity Central Index Key	0001038520
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 26, 2021
Document Effective Date	Jul. 30, 2021
Prospectus Date	Jul. 30, 2021
SL Shares Prospectus | Dreyfus Institutional Preferred Government Plus Money Market Fund | SL Shares
Prospectus:
Trading Symbol	DPFXX